Investment in Securities (Amortized Cost Basis Amounts, Gross Unrealized Holding Gains, Gross Unrealized Holding Losses and Fair Values of Available-for-Sale Securities and Held-to-Maturity Securities in Each Major Security Type) (Detail) - JPY (¥)
¥ in Millions
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Schedule of Investments [Line Items]
Available-for-sale debt securities, Amortized cost	¥ 3,403,138	¥ 3,174,036
Available-for-sale debt securities, Allowance for credit losses	(3,505)	(670)	¥ (634)
Available-for-sale debt securities, Gross unrealized gains	37,254	25,470
Available-for-sale debt securities, Gross unrealized losses	(910,471)	(591,199)
Available-for-sale debt securities, Fair value	2,526,416	2,607,637
Japanese and foreign government bond securities
Schedule of Investments [Line Items]
Available-for-sale debt securities, Amortized cost	1,651,782	1,520,672
Available-for-sale debt securities, Allowance for credit losses	0	0
Available-for-sale debt securities, Gross unrealized gains	194	1,325
Available-for-sale debt securities, Gross unrealized losses	(678,091)	(429,471)
Available-for-sale debt securities, Fair value	973,885	1,092,526
Japanese prefectural and foreign municipal bond securities
Schedule of Investments [Line Items]
Available-for-sale debt securities, Amortized cost	352,338	439,565
Available-for-sale debt securities, Allowance for credit losses	(798)	(245)
Available-for-sale debt securities, Gross unrealized gains	6,025	2,408
Available-for-sale debt securities, Gross unrealized losses	(41,799)	(34,898)
Available-for-sale debt securities, Fair value	315,766	406,830
Corporate debt securities
Schedule of Investments [Line Items]
Available-for-sale debt securities, Amortized cost	1,110,521	906,297
Available-for-sale debt securities, Allowance for credit losses	(64)	(34)
Available-for-sale debt securities, Gross unrealized gains	24,946	15,246
Available-for-sale debt securities, Gross unrealized losses	(177,954)	(118,964)
Available-for-sale debt securities, Fair value	957,449	802,545
CMBS and RMBS in the Americas
Schedule of Investments [Line Items]
Available-for-sale debt securities, Amortized cost	107,361	106,578
Available-for-sale debt securities, Allowance for credit losses	(1,927)	0
Available-for-sale debt securities, Gross unrealized gains	555	1,053
Available-for-sale debt securities, Gross unrealized losses	(557)	(880)
Available-for-sale debt securities, Fair value	105,432	106,751
Other asset-backed securities and debt securities
Schedule of Investments [Line Items]
Available-for-sale debt securities, Amortized cost	181,136	200,924
Available-for-sale debt securities, Allowance for credit losses	(716)	(391)
Available-for-sale debt securities, Gross unrealized gains	5,534	5,438
Available-for-sale debt securities, Gross unrealized losses	(12,070)	(6,986)
Available-for-sale debt securities, Fair value	¥ 173,884	¥ 198,985